Events subsequent to December 31, 2021	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events subsequent to December 31, 2021	Events subsequent to December 31, 2021
On January 7, 2022, Sanofi announced an innovative research collaboration and license agreement with Exscientia to develop up to 15 novel small molecule candidates across oncology and immunology, leveraging Exscientia’s end-to-end AI-driven platform utilizing actual patient samples. Under the terms of the agreement, Exscientia will receive an upfront cash payment of $100 million from Sanofi, with the potential for up to $5.2 billion in total milestones plus tiered royalties.
On January 11, 2022, Sanofi entered into a licensing agreement with ABL Bio for the development of ABL301, a potential first-in-class bispecific antibody targeting alpha-synuclein and containing a proprietary brain shuttle, for alpha-synucleinopathies, including Parkinson's disease. ABL Bio will receive $75 million upfront and up to $985 million in potential milestone payments for an exclusive global license to ABL301.
Apart from these events, no other significant events occurred between the end of the reporting period and the date on which the consolidated financial statements were signed off by the Board of Directors.